SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS (Tables)	3 Months Ended
Feb. 28, 2022
Supplemental Disclosures With Respect To Cash Flows
Schedule of disclosures with respect to cash flows

	For the three months ended February 28,
	2022	2021
	$	$
Supplemental non-cash disclosures
Reallocation of value of warrants upon exercise	-	2,953
Shares issued for debt settlements	-	486,403
Shares issued for commitment	-	440,501
Acquisition advances eliminated on acquisition of subsidiary (Note 4)	127,293	-